Promissory Note	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
11. Promissory Note

	January 31, 2020 $	January 31, 2019 $	February 1, 2018 $

Principal (Note 11(a))	–	–	247,305

(a)	Promissory Note – Former Chief Executive Officer

On September 11, 2017, the Company completed an exchange agreement whereby the Company exchanged with its past Chief Executive Officer 100% of its common shares of its wholly-owned subsidiary, IndUS Pharmaceuticals, Inc. (“IndUS”), for 3,800,000 common shares of the Company. Pursuant to the exchange agreement, the Company provided its former Chief Executive Officer a promissory note in the amount of $242,560 (US$200,000) in discharge of all obligations with respect to the former Chief Executive Officer’s accrued salary totaling $324,141 through September 11, 2017.

The promissory note bore interest at 8% per annum. Principal and accrued interest were due on the earlier of: 1) 30 days after the completion of a financing of at least $2,000,000 and (ii) September 10, 2027, provided that if repayment occurs prior to the second anniversary date, all interest will be waived. On March 2, 2018, the Company issued senior secured convertible debentures for gross proceeds of $5,000,000 (Note 10). Accordingly, accrued interest being waived, principal was due and repaid on March 30, 2018.

(b)	Promissory Note – Altum

On February 16, 2018, the Company issued a promissory note of up to $520,000, bearing interest at 10% per annum to Altum, a party related, at that date, by way of common officers, and maturing on May 15, 2018. On February 19 and March 1, 2018, $250,000 and $252,464 were advanced to the Company. On March 2, 2018, the Company repaid the principal amount and accrued interest on the note totaling $503,285.

(c)	Promissory Note – Third Party

On March 5, 2019, the Company issued a promissory note of $300,000, bearing interest at 10% per annum and maturing on September 5, 2019. Pursuant to the issuance of this promissory note, the Company issued 100,000 common shares as a loan origination fee (Note 12(a)) and incurred cash finders’ fee of $24,000.

Interest expense for the years ended January 31, 2020 and 2019 was $7,159 and $nil, respectively. On May 31, 2019, the Company repaid the principal amount and accrued interest on the promissory note totaling $307,159.